Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Leases
Rent expense	$ 364
Sublease income received on leased assets	$ 7
Present value of minimum finance lease payments, current		$ 27	$ 17
Present value of minimum finance lease payments, Noncurrent		$ 160	$ 154